Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of inventories and written down of inventories

The provision for obsolete inventories is made for the risks associated with the realization and sale of inventories due to obsolescence and measured at the net realizable value or the cost, whichever is less.

	December 31, 2020	December 31, 2019

Finished goods	560,028	457,447
Spare parts and accessories	219,831	236,347
Raw material	118,319	55,347
Warehouse and other	30,279	31,287
Fuels and lubricants	6,807	6,894
	935,264	787,322